Initial Public Offering (Details) - USD ($)					9 Months Ended
	Jun. 11, 2024	Mar. 22, 2024	Jan. 17, 2024	Mar. 15, 2022	Sep. 30, 2024	Dec. 31, 2023
Initial Public Offering [Line Items]
Number of shares issued					2,850,000
Offering price per unit (in Dollars per share)					$ 2
Number of shares issuable per warrant					5,830,046
Price per share (in Dollars per share)					$ 0.0001
Additional units	9,543,002	8,038,537	5,838,537		500,000
Public warrants [Member]
Initial Public Offering [Line Items]
Price per share (in Dollars per share)					$ 0.01
Warrant [Member]
Initial Public Offering [Line Items]
Offering price per unit (in Dollars per share)					18
Price per share (in Dollars per share)					$ 9.2
Private Placement Warrants [Member]
Initial Public Offering [Line Items]
Number of shares issuable per warrant						1
Class A Common Stock [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issuable per warrant						1
IPO [Member] | Public warrants [Member]
Initial Public Offering [Line Items]
Number of shares issued						11,000,000
IPO [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Offering price per unit (in Dollars per share)						$ 10
IPO [Member] | Class A Common Stock [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Price per share (in Dollars per share)						11.5
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Offering price per unit (in Dollars per share)				$ 10
Additional units				1,350,000
Generating gross proceeds (in Dollars)				$ 13,500,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Initial Public Offering [Line Items]
Offering price per unit (in Dollars per share)						$ 1